Segment Reporting - Summary of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reportable segments [line items]
Revenue	$ 44,288	$ 43,129	$ 35,740
Underlying EBITDA	23,158	23,183	19,350
Depreciation and amortisation	(5,829)	(6,288)	(5,972)
Impairment losses	(264)	(333)	(188)
Underlying EBIT	17,065	16,562	13,190
Exceptional items	(952)	(566)	(636)
Net finance costs	(1,064)	(1,245)	(1,417)
Profit (loss) before taxation	15,049	14,751	11,137
Capital expenditure (cash basis)	6,250	4,979	3,697
(Loss)/profit from equity accounted investments, related impairments and expenses	(546)	147	272
Investments accounted for using the equity method	2,569	2,473	2,448
Total assets	100,861	111,993	117,006
Total liabilities	49,037	51,323	54,280
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	44,288	43,129	35,740
Reportable segments [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	5,930	5,408	4,722
Underlying EBITDA	3,801	3,341	3,117
Depreciation and amortisation	(1,560)	(1,719)	(1,648)
Impairment losses	(21)	(76)	(102)
Underlying EBIT	2,220	1,546	1,367
Capital expenditure (cash basis)	645	656	917
(Loss)/profit from equity accounted investments, related impairments and expenses	(2)	(4)	(3)
Investments accounted for using the equity method	239	249	264
Total assets	12,465	12,938	13,726
Total liabilities	5,237	4,886	4,715
Reportable segments [member] | Petroleum [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	5,853	5,333	4,639
Reportable segments [member] | Petroleum [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	77	75	83
Reportable segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	10,838	12,781	7,942
Underlying EBITDA	4,550	6,522	3,545
Depreciation and amortisation	(1,835)	(1,920)	(1,525)
Impairment losses	(128)	(213)	(14)
Underlying EBIT	2,587	4,389	2,006
Exceptional items			(546)
Capital expenditure (cash basis)	2,735	2,428	1,484
(Loss)/profit from equity accounted investments, related impairments and expenses	303	467	295
Investments accounted for using the equity method	1,472	1,335	1,306
Total assets	27,428	26,824	26,743
Total liabilities	3,340	3,145	2,643
Reportable segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	10,838	12,781	7,942
Reportable segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	17,255	14,810	14,624
Underlying EBITDA	11,129	8,930	9,077
Depreciation and amortisation	(1,653)	(1,721)	(1,828)
Impairment losses	(79)	(14)	(52)
Underlying EBIT	9,397	7,195	7,197
Exceptional items	(971)	(539)	(203)
Capital expenditure (cash basis)	1,611	1,074	805
(Loss)/profit from equity accounted investments, related impairments and expenses	(945)	(509)	(172)
Total assets	22,592	22,208	22,781
Total liabilities	5,106	3,888	3,606
Reportable segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	17,251	14,797	14,606
Reportable segments [member] | Iron Ore [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	4	13	18
Reportable segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	9,121	8,889	7,578
Underlying EBITDA	4,067	4,397	3,784
Depreciation and amortisation	(632)	(686)	(719)
Impairment losses	(35)	(29)	(15)
Underlying EBIT	3,400	3,682	3,050
Exceptional items			164
Capital expenditure (cash basis)	655	409	246
(Loss)/profit from equity accounted investments, related impairments and expenses	103	192	152
Investments accounted for using the equity method	853	883	873
Total assets	12,124	12,257	11,996
Total liabilities	2,450	2,404	1,860
Reportable segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	9,121	8,889	7,578
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,144	1,241	874
Underlying EBITDA	(389)	(7)	(173)
Depreciation and amortisation	(149)	(242)	(252)
Impairment losses	(1)	(1)	(5)
Underlying EBIT	(539)	(250)	(430)
Exceptional items	19	(27)	(51)
Capital expenditure (cash basis)	604	412	245
(Loss)/profit from equity accounted investments, related impairments and expenses	(5)	1
Investments accounted for using the equity method	5	6	5
Total assets	26,252	37,766	41,760
Total liabilities	32,904	37,000	41,456
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	1,225	1,329	975
Group and unallocated items/eliminations [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ (81)	$ (88)	$ (101)